PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Summary of Property, Plant and Equipment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	CAD 2,849.0
Impairment	504.4
Ending balance	1,104.2	[1]	CAD 2,849.0
Assets held for sale				CAD 0.0	[1]	CAD 117.5
Long term	2,849.0		2,849.0	1,104.2	[1]	2,849.0
Total property, plant and equipment				1,104.2		2,966.5
Cost or deemed cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,929.6		7,062.4
Additions to PP&E	121.5		91.8
Property acquisitions	0.1		1.3
Change in asset retirement obligations	9.3		(34.4)
Divestitures	(3,154.9)		(191.5)
Ending balance	3,905.6		6,929.6
Long term	6,929.6		7,062.4	3,905.6		6,929.6
Accumulated depletion, amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,963.1		3,715.6
Depletion and amortization for the period	207.6		349.9
Impairment	504.4
Divestitures	(1,873.7)		(102.4)
Ending balance	2,801.4		3,963.1
Long term	3,963.1		3,715.6	2,801.4		3,963.1
Oil and natural gas assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,838.6
Ending balance	1,097.4		2,838.6
Assets held for sale				0.0		117.5
Long term	2,838.6		2,838.6	1,097.4		2,838.6
Total property, plant and equipment				1,097.4		2,956.1
Oil and natural gas assets | Cost or deemed cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,838.8		6,973.5
Additions to PP&E	120.7		89.9
Property acquisitions	0.1		1.3
Change in asset retirement obligations	9.3		(34.4)
Divestitures	(3,151.2)		(191.5)
Ending balance	3,817.7		6,838.8
Long term	6,838.8		6,973.5	3,817.7		6,838.8
Oil and natural gas assets | Accumulated depletion, amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,882.7		3,639.5
Depletion and amortization for the period	204.4		345.6
Impairment	504.4
Divestitures	(1,871.2)		(102.4)
Ending balance	2,720.3		3,882.7
Long term	3,882.7		3,639.5	2,720.3		3,882.7
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10.4
Ending balance	6.8		10.4
Assets held for sale				0.0		0.0
Long term	10.4		10.4	6.8		10.4
Total property, plant and equipment				6.8		10.4
Other equipment | Cost or deemed cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	90.8		88.9
Additions to PP&E	0.8		1.9
Property acquisitions	0.0		0.0
Change in asset retirement obligations	0.0		0.0
Divestitures	(3.7)		0.0
Ending balance	87.9		90.8
Long term	90.8		88.9	87.9		90.8
Other equipment | Accumulated depletion, amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	80.4		76.1
Depletion and amortization for the period	3.2		4.3
Impairment	0.0
Divestitures	(2.5)		0.0
Ending balance	81.1		80.4
Long term	CAD 80.4		CAD 76.1	CAD 81.1		CAD 80.4

[1]	See Notes 2 and 14.